CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net income/(loss)	$ (41,183)	$ (2,190)	$ (1,713)
Adjustments to reconcile net loss to net cash generated from (used in) operating activities:
Depreciation of property, plant and equipment	9,239	9,296	7,530
Amortization of intangible assets	2,431	2,224	529
Reduction in the carrying amount of the right-of-use assets	15,634
Share-based compensation	2,930	3,962	6,747
Change in allowance for doubtful accounts receivable and other receivables	2,893	477
Change in allowance for loan receivables	1,464	0	0
Inventories write-down	199
Loss on disposal of property, plant and equipment	11	100	20
Loss from equity method investments	185	664	291
Impairment loss on long-term investments	2,432
Net gain on disposal of subsidiaries	(96)	(492)	(1,234)
Impairment loss on goodwill	8,454	337	0
Impairment loss on long-lived assets	2,148
Deferred tax benefit	(3,223)	(2,469)	(3,892)
Changes in operating assets and liabilities, net of the effect of acquisition:
Accounts receivable	631	(1,724)	(271)
Inventories	1,664	(1,992)	(1,512)
Prepaid expenses and other current assets	157	884	1,558
Amounts due from related parties			(51)
Deferred tax assets		(2,689)	(4,583)
Other non-current assets	719	(2,255)	(1,110)
Prepayments from customers	(243)	(1,415)	(12,872)
Accrued expenses and other current liabilities	(1,708)	5,582	5,307
Operating lease liabilities	(14,289)
Income tax payable	3,663	3,353	1,749
Deferred revenue	(1,447)	516	(91)
Other non-current liabilities	809	(1,319)	534
Net cash generated from (used in) operating activities	(6,526)	12,982	828
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of businesses, net of cash acquired	(417)	(17,949)	(39,786)
Collection of prepayment for investment	279
Investments in term deposits		(1,881)	(55,454)
Proceeds from maturity of term deposits	1,005	868	55,454
Proceeds from disposal of subsidiaries	374	1,218	832
Purchase of long-term investments	(22)	(4,800)	(894)
Purchase of property, plant and equipment	(3,975)	(12,492)	(11,480)
Proceeds from disposal of property, plant and equipment	554	658	804
Loans to third parties			(1,665)
Loan to an investee	(536)
Collection of loans to third parties	153		454
Net cash used in investing activities	(2,585)	(34,378)	(51,735)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution from noncontrolling interests	760	420	811
Payment of initial public offering costs			(1,377)
Acquisition of businesses		(1,936)
Acquisition of additional equity interest from non-controlling shareholders			(190)
Amount due to related parties		125
Repayment of advances from an investee	(124)
Payment made in connection with repurchase of shares		(12,000)
Repayment of long-term debt	(80)	(63)
Net cash generated from (used in) financing activities	556	(13,454)	(756)
Exchange rate effect on cash and cash equivalents, and restricted cash	(6,302)	(542)	(2,741)
Net decrease in cash and cash equivalents, and restricted cash	(14,857)	(35,392)	(54,404)
Cash and cash equivalents, and restricted cash at beginning of the year	69,438	104,830	159,234
Cash and cash equivalents, and restricted cash at end of the year	54,581	69,438	104,830
Supplemental schedule of cash flow information
Income taxes paid	(921)	(3,451)	(5,213)
Supplemental schedule of non-cash activities
Acquisition of property, plant and equipment through payable	1,042	478	414
Unsettled portion of investment and acquisitions	$ 613	$ 575	$ 5,719